Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis Of Preparation [Abstract]
Basis of presentation
2.
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the IFRS Interpretations Committee (“IFRIC® Interpretations”). The consolidated financial statements are presented in Euro. The consolidated financial statements comprise the financial statements of Immatics N.V. and its wholly-owned subsidiaries Immatics GmbH and Immatics US, Inc. Amounts are stated in thousands of euros, unless otherwise indicated. For technical reasons, the information provided in these financial statements may contain rounding differences of +/- one unit.

The subsidiaries Immatics GmbH and Immatics US, Inc., were fully consolidated from the date upon which control was transferred to Immatics N.V. All intra-company assets and liabilities, equity, income, expenses and cash flows relating to transactions between the Group are eliminated in full upon consolidation. The consolidated statement of profit or loss is prepared based on the function of expense method. The financial statements were prepared in accordance with the historical cost principle and on a going concern basis. This excludes financial liabilities for warrants, which are measured at fair value. The presentation in the consolidated statement of financial position distinguishes between current and non-current assets and liabilities. Assets are classified as current if the assets are expected to be realised, intended to be sold or consumed in their normal operating cycle. Liabilities are classified as current if they are due within one year.

The functional currency of Immatics N.V. and Immatics GmbH is Euro and the functional currency of Immatics US, Inc. is U.S. dollar. Transactions in foreign currencies are initially recorded by the Group’s entities at the spot exchange rate on the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currency at the closing rate at the reporting date. Non‑monetary items measured at historical cost are translated using the exchange rate at the date of the transaction. Non‑monetary items measured at fair value are translated using the exchange rate at the date when the fair value was determined. Exchange differences arising on the settlement or translation of monetary items are recognized in profit or loss. For purpose of translating the results and financial position of Immatics US, Inc. into Euro, assets and liabilities are translated at the closing rate at the reporting date, income and expenses are translated at average exchange rates for the period and equity components are translated at historical exchange rates. Resulting exchange differences are recognized in other comprehensive income.

The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2025		2024		2023
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. dollar	0.85106	0.87428	0.96256	0.92417	0.90498	0.92460

The reporting period for Immatics N.V. and its subsidiaries corresponds with the calendar year. The reporting period 2025 began on January 1, 2025 and ended on December 31, 2025.

2.1.
Going concern

Since inception, the Group’s activities have consisted primarily of raising capital and performing research and development activities to advance its technologies. The Group is still in the development phase and has not yet marketed any products commercially. Immatics’ ongoing success depends on the successful development and regulatory approval of its products and its ability to finance operations. The Group will seek additional funding to reach its development and commercialization objectives.

The Group plans to seek funds through further private or public equity financings, debt financings, collaboration agreements and marketing, distribution or licensing arrangements. The Group may not be able to obtain financing or enter into collaboration or other arrangements on acceptable terms. If the Group is unable to obtain funding, it could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. However, Immatics’ cash and cash equivalents and other financial assets will be sufficient to fund operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the financial statements.

The accompanying consolidated financial statements have been prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, were the Group unable to continue as a going concern.

2.2.
Revision of prior-period financial statements

During the preparation of the unaudited interim condensed Consolidated Financial Statements for the three months ended March 31, 2025, the Group identified and corrected a misstatement related to the presentation of income tax paid in the Consolidated Statement of Cash Flows. The Group has evaluated the effect, both qualitatively and quantitatively, and concluded that the previously filed annual financial statements were not materially affected. The Group adjusted the prior periods to provide increased comparability. The revision of the presentation of income tax paid in the Consolidated Statement of Cash Flows for the year ended December 31, 2024 resulted in an increase in ‘Income tax paid’ of €13.1 million and a corresponding decrease in ‘(Increase)/decrease in other assets’ of €2.8 million and in ‘Increase/(decrease) in deferred revenue, accounts payables and other liabilities’ of €10.3 million. Net cash provided by/(used in) operating activities remained unchanged. For the year ended December 31, 2023, the revision of the presentation of income tax paid in the Consolidated Statement of Cash Flow resulted in an increase in ‘Income tax paid’ of €3.0 million and a corresponding decrease in ‘(Increase)/decrease in other assets’ of €3.0 million. Net cash provided by/(used in) operating activities remained unchanged.